CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011	Dec. 26, 2010
Cash flows from operating activities
Net earnings	$ 33,642	$ 8,857	$ 52,519	$ (46,914)	$ 22,037
Non-cash charges (credits) to net earnings
Depreciation and amortization	57,683	68,542	98,123	88,476	78,049
Goodwill and intangible asset impairment charge			520	148,200	29,000
Plant asset impairment charge				1,286
Amortization of discount on term loan	720	669	994	1,205	2,157
Amortization of debt acquisition costs	3,378	6,745	8,585	11,062	13,541
Call premium on note redemptions	34,180	14,255	14,255	0	0
Refinancing costs and write off of debt issuance costs	19,668	17,482	17,482		17,281
Amortization of deferred mark-to-market adjustment on terminated swaps		444	444	2,119	3,295
Change in value of financial instruments	(192)	(2,002)	(1,185)	1,617	1,043
Equity-based compensation charge	5,616	725	850	1,151	4,727
Pension expense, net of contributions	(6,756)	(8,924)	(10,391)	(13,543)	(8,096)
Gain on sale of assets held for sale	(3,627)
Other long-term liabilities	(494)	3,210	2,799	113	(1,398)
Other long-term assets		(601)		169	447
Deferred income taxes	33,226	2,637	30,929	20,524	4,382
Changes in working capital
Accounts receivable	(25,275)	(5,974)	16,259	(10,952)	12,958
Inventories	(36,160)	(66,822)	(22,027)	(5,785)	60,578
Accrued trade marketing expense	(5,556)	3,853	9,383	(12,111)	(1,899)
Accounts payable	41,746	14,198	(16,333)	38,201	(548)
Accrued liabilities	(10,464)	4,340	(1,432)	(23,490)	14,424
Other current assets	392	750	1,079	2,884	5,000
Net cash provided by operating activities	141,727	62,384	202,853	204,212	256,978
Cash flows from investing activities
Capital expenditures	(62,722)	(49,796)	(78,279)	(117,306)	(81,272)
Proceeds from sale of plant assets	6,853	570	570	7,900
Net cash (used in) provided by investing activities	(55,869)	(49,226)	(77,709)	(109,406)	(81,272)
Cash flows from financing activities
Proceeds from bond offerings					400,000
Proceeds from bank term loans	1,625,925	842,625	842,625		442,300
Repayments of long-term obligations	(1,732,071)	(625,172)	(632,025)	(57,547)	(946,558)
Repurchase of notes	(899,180)	(373,255)	(373,255)
Proceeds from short-term borrowings	2,408	1,216	4,294	3,070	3,409
Repayments of short-term borrowings	(3,481)	(2,364)	(3,864)	(2,954)	(3,049)
Borrowings under revolving credit facility		5,000	40,000
Repayments of revolving credit facility		(5,000)	(40,000)
Repayment of capital lease obligations	(2,320)	(2,803)	(3,511)	(2,543)	(2,658)
Equity contributions	624,258	842,625	842,625	558	626
Repurchases of equity	(191)	(846)	(877)	(1,624)	(1,282)
Collection of notes receivable from officers					565
Dividends paid	(20,831)
Proceeds from notes offerings	350,000
Debt acquisition costs	(12,491)	(17,414)	(17,498)	(721)	(13,370)
Change in bank overdrafts		19,327			(14,304)
Other financing				2,730
Net cash (used in) provided by financing activities	(67,974)	(158,686)	(184,111)	(59,031)	(134,321)
Effect of exchange rate changes on cash	238	388	217	(30)	27
Net change in cash and cash equivalents	18,122	(145,140)	(58,750)	35,745	41,412
Cash and cash equivalents-beginning of period	92,281	151,031	151,031	115,286	73,874
Cash and cash equivalents-end of period	110,403	5,891	92,281	151,031	115,286
Supplemental disclosures of cash flow information:
Interest paid	91,577	138,622	179,427	196,339	179,766
Interest received	69	105	110	241	271
Income taxes paid	2,998	1,933	1,981	(1,954)	6,998
Non-cash investing and financing activities:
New capital leases	2,030	1,549	1,548	11,240	13,587
Dividends payable	$ 21,354